Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest-bearing time deposit	$ 30,384	$ 28,347
Investment in subsidiaries	379,958	390,731
Total assets	1,702,148	1,651,962
Junior subordinated debentures	15,464	15,464
Shareholders' equity	157,118	130,563	$ 121,016
Total liabilities and shareholders' equity	1,702,148	1,651,962
Parent Company
Cash	452	425
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	170,381	144,061
Investment in PEBK Capital Trust II	464	464
Other assets	325	138
Total assets	172,622	146,088
Junior subordinated debentures	15,464	15,464
Other liabilities	40	61
Shareholders' equity	157,118	130,563
Total liabilities and shareholders' equity	$ 172,622	$ 146,088